Michael W. Stockton Secretary International Growth and Income Fund (213) 486 9200 mws@capgroup.com

September 6, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: International Growth and Income Fund

File Nos. 811-22215 and 333-152323

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on August 31, 2016 of Registrant’s Post-Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940.

Sincerely,

/s/ Michael W. Stockton

MICHAEL W. STOCKTON